Accrued Liabilities (Tables)	6 Months Ended
Jul. 31, 2025
Accrued Liabilities
Schedule of accrued liabilities

	July 31,	January 31,
	2025	2025
Accrued compensation and benefits	44,873	55,105
Accrued contingent acquisition consideration	7,387	8,674
Accrued professional fees	2,265	1,823
Other accrued liabilities	13,571	14,054
	68,096	79,656